Miscellaneous (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of miscellaneous assets
Miscellaneous consist of the following at year end:

	2023	2022
Judicial deposits	$63,730	$47,292
Tax credits	19,509	13,394
Notes receivable	4,505	4,346
Rent deposits	4,033	3,384
Prepaid property and equipment	1,011	4,196
Others	11,437	9,050
	$104,225	$81,662